Income Tax - Schedule of Income Tax Provision (Detail) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Federal
Current					$ 0	$ 600,701
Deferred					(164,764)	(213,484)
State
Current					0	0
Deferred					0	0
Change in valuation allowance					164,764	213,484
Income tax provision	$ 110,976	$ 202,808	$ 1,010,571	$ 211,489	$ 0	$ 600,701